1789 GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

COMMON STOCKS - 83.3%	Shares	Value
Communications - 5.6%
Advertising & Marketing - 5.6%
Interpublic Group of Companies, Inc. (The)	50,700	$1,735,461

Consumer Discretionary - 5.1%
Retail - Discretionary - 5.1%
Home Depot, Inc. (The)	4,775	1,594,086

Consumer Staples - 11.4%
Food - 5.0%
Ingredion, Inc.	14,000	1,557,640

Retail - Consumer Staples - 6.4%
Kroger Company (The)	41,250	2,006,400

Financials - 19.7%
Banking - 4.3%
JPMorgan Chase & Company	8,500	1,342,660

Institutional Financial Services - 5.0%
CME Group, Inc.	7,950	1,581,732

Insurance - 0.2%
F&G Annuities & Life, Inc.	2,645	69,299

Specialty Finance - 10.2%
Fidelity National Financial, Inc.	38,900	1,523,713
First American Financial Corporation	26,200	1,660,556
		3,184,269
Health Care - 4.8%
Health Care Facilities & Services - 4.8%
UnitedHealth Group, Inc.	2,975	1,506,451

Industrials - 14.7%
Aerospace & Defense - 4.8%
Lockheed Martin Corporation	3,375	1,506,499

Commercial Support Services - 5.0%
Republic Services, Inc.	10,250	1,548,877

1789 GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.3% (Continued)	Shares	Value
Industrials - 14.7% (Continued)
Transportation Equipment - 4.9%
Cummins, Inc.	5,900	$1,538,720

Materials - 10.3%
Chemicals - 4.8%
Celanese Corporation	11,950	1,498,410

Containers & Packaging - 5.5%
Packaging Corporation of America	11,300	1,732,855

Real Estate - 2.0%
REITs - 2.0%
Crown Castle, Inc.	5,750	622,668

Technology - 4.8%
Technology Services - 4.8%
Mastercard, Inc. - Class A	3,840	1,514,035

Utilities - 4.9%
Electric Utilities - 4.9%
NextEra Energy, Inc.	21,100	1,546,630

Total Common Stocks (Cost $18,619,140)		$26,086,692

MONEY MARKET FUNDS - 16.9%	Shares	Value
Fidelity Investment Money Market Government Portfolio - Class I, 5.16% (a) (Cost $5,306,195)	5,306,195	$5,306,195

Total Investments at Value - 100.2% (Cost $23,925,335)		$31,392,887

Liabilities in Excess of Other Assets - (0.2%)		(74,359)

Net Assets - 100.0%		$31,318,528

(a)	The rate shown is the 7-day effective yield as of July 31, 2023.